SHARE-BASED PAYMENTS (Details)			1 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($) Option shares	May 02, 2018 USD ($)	Dec. 31, 2018 USD ($) Option shares	May 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) Option installment shares	Dec. 31, 2017 USD ($) Option installment shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					6,005,000	7,235,000
Number of options granted | Option					6,005,000	7,235,000
Exercise price for 1 ordinary share ($)					$ 0.66	$ 1.05
Fair value of options on date of grant in U.S. $ thousands	$ 1,692,000		$ 1,692,000		$ 1,692,000	$ 3,499,000
Each option exercisable into number of ordinary shares, ratio | Option	12,962,574		12,962,574		12,962,574	16,842,697
January 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					1,455,000
Exercise price for 1 ordinary share ($)					$ 0.56
Fair value of options on date of grant in U.S. $ thousands	$ 433,000		$ 433,000		$ 433,000
March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					3,210,000
Exercise price for 1 ordinary share ($)					$ 0.65
Fair value of options on date of grant in U.S. $ thousands	808,000		808,000		$ 808,000
May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					500,000
Exercise price for 1 ordinary share ($)					$ 0.65
Fair value of options on date of grant in U.S. $ thousands	111,000		111,000		$ 111,000
August 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					630,000
Exercise price for 1 ordinary share ($)					$ 0.84
Fair value of options on date of grant in U.S. $ thousands	238,000		238,000		$ 238,000
November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					210,000
Exercise price for 1 ordinary share ($)					$ 0.90
Fair value of options on date of grant in U.S. $ thousands	$ 102,000		$ 102,000		$ 102,000
March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						3,650,000
Exercise price for 1 ordinary share ($)						$ 1.08
Fair value of options on date of grant in U.S. $ thousands						$ 1,777,000
May 2017, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						640,000
Exercise price for 1 ordinary share ($)						$ 1.08
Fair value of options on date of grant in U.S. $ thousands						$ 290,000
May 2017, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						500,000
Exercise price for 1 ordinary share ($)						$ 1.09
Fair value of options on date of grant in U.S. $ thousands						$ 227,000
July 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						2,445,000
Exercise price for 1 ordinary share ($)						$ 0.98
Fair value of options on date of grant in U.S. $ thousands						$ 1,205,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares	38,518,375
Extension of the exercise period					3 years
Stock Options | 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option term						10 years
Stock Options | 2018 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share					$ 0.48
Expected volatility					50.99%
Risk free interest rate					2.65%
Stock Options | 2018 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share					$ 0.88
Expected volatility					58.40%
Risk free interest rate					3.19%
Stock Options | 2018 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment					16
Vesting period					4 years
Stock Options | 2018 | Vesting, services exceeding one year | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period					1 year
Stock Options | 2018 | Vesting, services not exceeding one year | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period					1 year
Stock Options | 2018 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Percentage of options vesting					0.25%
Stock Options | 2018 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						12
Stock Options | 2017 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share						$ 0.98
Expected volatility						49.48%
Risk free interest rate						2.05%
Stock Options | 2017 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Price of the Company’s ordinary share						$ 1.09
Expected volatility						58.09%
Risk free interest rate						2.23%
Other than directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					5,505,000	6,095,000
Other than directors | January 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					1,455,000
Other than directors | March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					3,210,000
Other than directors | August 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					630,000
Other than directors | November 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					210,000
Other than directors | March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						3,650,000
Other than directors | July 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						2,445,000
Other than directors | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price increase (as a percent)					50.00%
Incremental fair value					$ 400,000
Other than directors | Stock Options | Extension of options originally scheduled to expire in February 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($)					$ 0.75
Number of fully-vested options | shares					2,844,210
Other than directors | Stock Options | Extension of options originally scheduled to expire in March 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($)					$ 1.575
Number of fully-vested options | shares					120,000
Other than directors | Stock Options | Extension of options originally scheduled to expire in August 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($)					$ 1.035
Number of fully-vested options | shares					260,000
Other than directors | Stock Options | Extension of options originally scheduled to expire in January 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($)					$ 1.08
Number of fully-vested options | shares					750,000
Other than directors | Stock Options | Extension of options originally scheduled to expire in February 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price for 1 ordinary share ($)					$ 1.08
Number of fully-vested options | shares					400,000
Other than directors | Stock Options | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period					1 year
Other than directors | Stock Options | 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						4 years
Option term						7 years
Other than directors | Stock Options | 2017 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period						1 year
Other than directors | Stock Options | 2017 | Vesting, services exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						16
Other than directors | Stock Options | 2017 | Vesting, services not exceeding one year
Disclosure of terms and conditions of share-based payment arrangement [line items]
Service period						1 year
Other than directors | Stock Options | 2017 | Vesting, one year following the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Percentage of options vesting						0.25%
Other than directors | Stock Options | 2017 | Vesting, three years following one year after the date of grant (services not exceeding one year)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equal quarterly vesting installments | installment						12
Vesting period						3 years
To directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					500,000	1,140,000
To directors | May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares					500,000
To directors | May 2017, first tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						640,000
To directors | May 2017, second tranche
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares approved for issuance | shares						500,000
To directors | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted		500,000
Number of shares that were granted an extension | shares			600,000
Incremental fair value				$ 100,000
To directors | Stock Options | Extension of options originally scheduled to expire in February 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully-vested options | shares				1,540,000
To directors | Stock Options | Extension of options originally scheduled to expire in May 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of fully-vested options | shares				150,000